SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SEGMENT INFORMATION
Total net revenues	$ 3,146.6	$ 2,901.9	$ 1,693.3
Europe:
SEGMENT INFORMATION
Total net revenues	1,429.8	1,917.7	1,253.5
Allocable long-lived assets	202.8	105.0
- Germany
SEGMENT INFORMATION
Total net revenues	631.0	818.5	701.8
- Spain
SEGMENT INFORMATION
Total net revenues	44.6	86.5	61.1
- Italy
SEGMENT INFORMATION
Total net revenues	150.6	473.9	200.1
- France
SEGMENT INFORMATION
Total net revenues	239.0	223.0	108.4
- Benelux
SEGMENT INFORMATION
Total net revenues	132.5
- Others
SEGMENT INFORMATION
Total net revenues	232.1	315.8	182.1
USA
SEGMENT INFORMATION
Total net revenues	723.7	443.3	160.4
China
SEGMENT INFORMATION
Total net revenues	371.6	154.0	75.7
Allocable long-lived assets	1,684.0	1,530.4
Australia
SEGMENT INFORMATION
Total net revenues	136.4	120.0	33.5
Japan
SEGMENT INFORMATION
Total net revenues	143.9	134.2	81.6
Allocable long-lived assets	8.3	133.7
Others
SEGMENT INFORMATION
Total net revenues	$ 341.2	$ 132.7	$ 88.6